RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of balances due from related parties

	At December 31
	Current		Non-current
	2010	2011	2010	2011
Amounts due from related parties
Shunda	$7.8	$—	$—	$—
Xi’an Longi	1.9	—	15.5	—
Nitol	1.0	—	9.2	—
Hoku	—	0.3	2.0	1.9
Asia Silicon *	15.0	3.4	67.4	65.7
Ningxia Zhongjieneng	1.1	0.3	—	—
Huadain Ningdong	—	3.2	—	—
Ningxia Diantou	—	3.5	—	—
Wuxi Sunshine	24.2	50.8	—	—
Jiangsu Dongtai	3.6	4.8	—	—
Suntech Macao	0.1	0.1	—	—
Wuxi Wontech	0.1	—	—	—
Infigen Suntech Australia	0.3	1.3	—	—
	$55.1	$67.7	$94.1	$67.6

Schedule of analysis of allowances for amounts due from related parties

	At December 31,
	2010	2011
Beginning of the year	$—	$8.0
Allowances made during the year	8.0	21.1
Write off	—	—
Closing balance	$8.0	$29.1

Schedule of balances due to related parties

	At December 31
	2010	2011
Amount due to related parties
Shunda	$2.1	$—
Senior management	0.5	0.4
Xi’an Longi	4.1	51.4
Asia Silicon *	77.7	82.5
Huadian Ningdong	2.8	—
Wuxi Sunshine	6.7	0.1
	$93.9	$134.4

Schedule of transactions with related parties other than the Investee Companies of GSF

	Transaction	Year Ended December 31,
Name of Related Party	Nature	2009	2010	2011
Shunda	Purchases	$118.3	$167.6	$10.9
	Sales	$6.9	$—	$—
Glory	Purchases	101.0	72.1	—
	Sales	11.3	8.9	—
Xi’an Longi	Purchases	75.6	243.9	131.1
	Sales	10.8	4.6	—
Nitol	Purchases	0.2	0.8	—
Guoxin Huai’an	Sales	2.1	3.1	0.1
Ningxia Diantou	Sales	7.1	1.2	0.4
Jiangsu Dongtai	Sales	—	—	11.7
Ningxia Zhongjieneng	Sales	20.2	14.6	—
Ningxia Huadian	Sales	5.9	17.1	0.8
Jiangsu Huadian	Sales	N/A	23.4	—
Asia Silicon *	Purchases	—	76.9	92.3
Wuxi Sunshine	Sales	N/A	6.7	4.0
	Purchases	N/A	5.9	263.8
Total	Purchases	$295.1	$567.2	$450.2
	Sales	$64.3	$79.6	$17.0

*                 Asia Silicon is still deemed a related party to the Company as of December 31, 2011 as affiliates of Dr. Shi are the largest shareholders in Asia Silicon, even though the Company disposed of this investment in 2010.